Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income for the year	$ 17,152	$ 4,798
Adjustments:
Net financing (income) expenses	52,219	(122)
Depreciation and depletion	44,634	16
Share-based payment expense	1,582	469
Derivative gain	(3,178)	(6,028)
Foreign exchange gain	(30,035)	(4,835)
Changes in non-cash operating working capital:
Amounts receivable	(643)	(149)
Prepaid expenses and other	(2,146)	(497)
Inventories	(53,534)	(11,730)
Accounts payable and accrued liabilities	16,600	171
Cash flows from (used in) operating activities	42,651	(17,907)
Investing activities:
Interest received	1,081	976
Restricted cash	83,878	10,634
Pre-production sales capitalized	67,493	3,622
Amounts receivable	0	(539)
Capitalized interest paid	(5,451)	(25,007)
Payments for property, plant and equipment	(105,824)	(195,254)
Cash flows from (used in) investing activities	41,177	(205,568)
Financing activities:
Loan facility proceeds	32,403	223,600
Repayment of loan facility	(458,888)	0
Secured notes payable	424,365	0
Financing costs	(48,150)	(2,980)
Proceeds from option exercises	1,577	483
Cash flows from (used in) financing activities	(48,693)	221,103
Effect of foreign exchange rate changes on cash	1,150	134
Increase in cash	36,285	(2,238)
Cash, beginning of year	6,844	9,082
Cash, end of year	$ 43,129	$ 6,844